Other Income (Expense), Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, property, plant and equipment	$ 0	$ 0	$ 16,316
Assets held for sale	$ 18,970	$ 20,254
Engineering Manufacturing Services (EMS)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale, property, plant and equipment			$ 16,316